EARNINGS PER SHARE (Details) - shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Earnings Per Share [Abstract]
Common shares outstanding (in shares)	46,346,000	48,303,000	53,062,000
Unallocated ESOP shares (in shares)	0	(17,852)	(196,000)
Non-vested restricted stock (in shares)	(1,593,000)	(2,336,000)	(3,111,000)
Impact of weighted average shares (in shares)	601,000	1,624,000	2,356,000
Weighted average shares outstanding - basic (in shares)	45,354,000	47,573,000	52,111,000
Incremental shares from stock based compensation (in shares)	1,331,000	2,095,000	2,501,000
Weighted average shares outstanding - diluted (in shares)	46,685,000	49,668,000	54,612,000